Annual Operating Expenses {- Money Market Portfolio} - Money Market Portfolio-14 - Money Market Portfolio - Class A	Nov. 01, 2020
Operating Expenses:
Management fees	0.15%
Other expenses	0.20%
Total annual Fund operating expenses	0.35%	[1]

[1]

1. The fees and expenses shown in the table and included in the example below reflect the fees and expenses of both the Fund and The U.S. Government Money Market Portfolio (Master Portfolio), in which the Fund seeks to invest all of its assets in order to pursue its investment goal.